CASH FLOW STATEMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOW STATEMENTS (Details) [Line Items]
Cash and cash equivalents held by entity unavailable for use by group			£ 2,322
Group [member]
CASH FLOW STATEMENTS (Details) [Line Items]
IncreaseDecreaseInLeaseLiabilities	£ 43	£ 27	2
The Bank [member]
CASH FLOW STATEMENTS (Details) [Line Items]
IncreaseDecreaseInLeaseLiabilities	£ 20	£ 27	£ 4